Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Scott C. Durocher
Counsel
Phone: 860-466-1222
Scott.Durocher@LFG.com

VIA EDGAR

February 8, 2013

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:       Post-Effective Amendment No. 48 to the Registration Statement
on Form N-4 for Lincoln National Variable Annuity Account H of
The Lincoln National Life Insurance Company (File No. 333-18419)

Commissioners:

On behalf of The Lincoln National Life Insurance Company (the “Company”) and Lincoln National Variable Annuity Account H (the “Account”), we are transmitting for filing under Rule 485(a)(1) of the Securities Act of 1933 (the “1933 Act”) Post-Effective Amendment No. 48 to the Account’s Registration Statement on Form N-4 under the 1933 Act and Amendment No. 324 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The Amendment is being filed to (a) limit the amount of cumulative purchase payments for contracts with living benefit riders, (b) adjust the withdrawal and/or benefit percentages under certain living benefit riders, and (c) close the Lincoln SmartSecurity® Advantage rider to new sales.

If you have any questions or comments on the Amendment, please contact me at (860) 466-1222.

Sincerely,

Scott C. Durocher
Counsel